Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives - Collateral provided (Details) - Financial instruments in connection with derivative transactions in organized markets - MXN ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Collateral provided	$ 6,530	$ 6,261
Cash | Mercado Mexicano de Derivados, S.A. de C.V.
Financial instruments
Collateral provided	5,946	4,326
Cash | Chicago Mercantile Exchange
Financial instruments
Collateral provided	431	1,934
Cash | Foreign financial Institutions
Financial instruments
Collateral provided	$ 153	$ 1